Summary of Changes in Deferred Tax Valuation Allowance (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Valuation Allowance [Line Items]
Balance at Beginning of Year	$ 45,068	$ 39,132
Charged to Costs and Expenses	8,360	5,936
Write-offs	0	0
Balance at End of Year	$ 53,428	$ 45,068